Exhibit 99.1 Schedule 8

Client Name:
Client Project Name:	ACHM 2025-HE2CO
Start - End Dates:	8/27/2023 - 10/17/2023
Deal Loan Count:	4

Conditions Report 2.0

Loans in Report:	4
Loans with Conditions:	0

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade
5000027251	Yes	XXXXXX	XXXXXX	A	A	A	A
5000028317	Yes	XXXXXX	XXXXXX	A	A	A	A
5000028329	Yes	XXXXXX	XXXXXX	A	A	A	A
5000028639	Yes	XXXXXX	XXXXXX	A	A	A	A